Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 1.1%
Media 1.1%
Interpublic Group of Companies, Inc. (The)	161,700	5,929,539
Total Communication Services		5,929,539
Consumer Discretionary 8.5%
Auto Components 3.3%
Aptiv PLC(a)	42,800	6,375,916
BorgWarner, Inc.	260,200	11,243,242
Total		17,619,158
Hotels, Restaurants & Leisure 2.1%
Las Vegas Sands Corp.(a)	51,600	1,888,560
Yum! Brands, Inc.	77,800	9,515,718
Total		11,404,278
Household Durables 0.8%
Newell Brands, Inc.	199,500	4,416,930
Specialty Retail 1.1%
Ross Stores, Inc.	56,600	6,160,910
Textiles, Apparel & Luxury Goods 1.2%
VF Corp.	95,966	6,428,762
Total Consumer Discretionary		46,030,038
Consumer Staples 7.5%
Food & Staples Retailing 1.8%
Sysco Corp.	125,400	9,843,900
Food Products 5.7%
Archer-Daniels-Midland Co.	184,000	11,041,840
Hershey Co. (The)	57,400	9,714,950
Tyson Foods, Inc., Class A	127,700	10,080,638
Total		30,837,428
Total Consumer Staples		40,681,328
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co.	94,300	8,222,960
Devon Energy Corp.	285,300	10,131,003
Valero Energy Corp.	123,000	8,680,110
Total		27,034,073
Total Energy		27,034,073
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.2%
Banks 4.7%
Huntington Bancshares, Inc.	480,100	7,422,346
Prosperity Bancshares, Inc.	98,400	6,999,192
Zions Bancorp	176,100	10,898,829
Total		25,320,367
Capital Markets 1.5%
Bank of New York Mellon Corp. (The)	161,000	8,346,240
Insurance 8.0%
Alleghany Corp.(a)	17,500	10,927,175
American Financial Group, Inc.	84,200	10,594,886
Everest Re Group Ltd.	34,200	8,576,676
Old Republic International Corp.	157,500	3,642,975
WR Berkley Corp.	128,800	9,425,584
Total		43,167,296
Total Financials		76,833,903
Health Care 5.6%
Health Care Equipment & Supplies 3.2%
Cooper Companies, Inc. (The)	18,800	7,770,228
Hill-Rom Holdings, Inc.	64,500	9,675,000
Total		17,445,228
Health Care Providers & Services 2.4%
Molina Healthcare, Inc.(a)	14,000	3,798,340
Quest Diagnostics, Inc.	62,600	9,096,406
Total		12,894,746
Total Health Care		30,339,974
Industrials 23.5%
Aerospace & Defense 2.4%
Textron, Inc.	185,700	12,963,717
Airlines 1.7%
Alaska Air Group, Inc.(a)	155,000	9,083,000
Building Products 1.0%
Owens Corning	66,600	5,694,300
Commercial Services & Supplies 1.0%
Republic Services, Inc.	43,839	5,263,310
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.7%
Hubbell, Inc.	44,800	8,094,016
Vertiv Holdings Co.	260,200	6,268,218
Total		14,362,234
Machinery 8.1%
AGCO Corp.	64,300	7,878,679
Lincoln Electric Holdings, Inc.	38,200	4,919,778
Middleby Corp. (The)(a)	47,600	8,116,276
Oshkosh Corp.	62,000	6,346,940
Parker-Hannifin Corp.	25,500	7,130,310
Toro Co. (The)	69,000	6,721,290
Xylem, Inc.	23,100	2,857,008
Total		43,970,281
Professional Services 2.6%
Leidos Holdings, Inc.	79,700	7,661,561
ManpowerGroup, Inc.	57,100	6,182,788
Total		13,844,349
Road & Rail 2.9%
JB Hunt Transport Services, Inc.	46,400	7,759,008
Landstar System, Inc.	49,400	7,796,308
Total		15,555,316
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	17,100	6,000,903
Total Industrials		126,737,410
Information Technology 9.0%
Communications Equipment 1.0%
Motorola Solutions, Inc.	23,500	5,459,520
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	86,900	6,363,687
Flex Ltd.(a)	436,000	7,708,480
Total		14,072,167
IT Services 4.4%
DXC Technology Co.(a)	199,700	6,711,917
Genpact Ltd.	185,500	8,813,105
MAXIMUS, Inc.	100,100	8,328,320
Total		23,853,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	362,900	5,171,325
Total Information Technology		48,556,354
Materials 11.8%
Chemicals 5.4%
Corteva, Inc.	138,000	5,807,040
Eastman Chemical Co.	56,500	5,691,810
International Flavors & Fragrances, Inc.	60,100	8,036,572
Westlake Chemical Corp.	104,000	9,478,560
Total		29,013,982
Containers & Packaging 4.1%
AptarGroup, Inc.	36,800	4,392,080
Avery Dennison Corp.	40,700	8,433,447
Packaging Corp. of America	68,500	9,414,640
Total		22,240,167
Metals & Mining 2.3%
Reliance Steel & Aluminum Co.	46,100	6,565,562
Steel Dynamics, Inc.	98,200	5,742,736
Total		12,308,298
Total Materials		63,562,447
Real Estate 9.3%
Equity Real Estate Investment Trusts (REITS) 9.3%
Alexandria Real Estate Equities, Inc.	37,000	7,069,590
American Homes 4 Rent, Class A	167,500	6,385,100
Americold Realty Trust	129,325	3,756,891
Camden Property Trust	45,900	6,768,873
Equity LifeStyle Properties, Inc.	86,000	6,716,600
Highwoods Properties, Inc.	117,900	5,171,094
Lamar Advertising Co., Class A	65,900	7,476,355
National Retail Properties, Inc.	160,000	6,910,400
Total		50,254,903
Total Real Estate		50,254,903

2	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
Alliant Energy Corp.	130,400	7,299,792
Xcel Energy, Inc.	92,700	5,793,750
Total		13,093,542
Total Utilities		13,093,542
Total Common Stocks (Cost $413,062,001)		529,053,511

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	10,611,519	10,610,458
Total Money Market Funds (Cost $10,610,458)		10,610,458
Total Investments in Securities (Cost: $423,672,459)		539,663,969
Other Assets & Liabilities, Net		403,950
Net Assets		540,067,919

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	11,650,439	156,935,854	(157,975,835)	—	10,610,458	—	3,857	10,611,519
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7038_12_L01_(11/21)